Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 83,362	$ 97,646	$ 85,903
FVTPL Securities	13,572	13,790	13,704
FVOCI Securities	74,476	68,407	64,515
Business and Government Loans	268,695	230,903	227,609
Derivative Assets
Derivative Assets	41,150	22,035	22,144
Derivative Liabilities
Derivative Liabilities	45,909	$ 23,231	23,598
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	83,362		85,903
FVTPL Securities	13,572		13,704
FVOCI Securities	74,476		64,515
Business and Government Loans	4,284		2,178
Securities sold but not yet purchased	30,212		26,253
Structured note liabilities and other note liabilities	16,317		15,829
Annuity liabilities	1,151		1,043
Fair value liabilities	47,680		43,125
Derivative Assets
Derivative Assets	41,150		22,144
Derivative Liabilities
Derivative Liabilities	45,909		23,598
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,439		8,330
FVTPL Securities	675		517
FVOCI Securities	27,468		11,944
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,104		7,527
FVTPL Securities	1,402		1,279
FVOCI Securities	4,508		6,012
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,190		8,763
FVTPL Securities	46		48
FVOCI Securities	14,181		15,975
Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	873		674
FVOCI Securities	5,182		4,161
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,747		1,585
FVTPL Securities	94		49
FVOCI Securities	6,383		7,335
Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	17,831		11,046
FVTPL Securities	4		5
FVOCI Securities	12,744		14,000
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,685		7,718
FVTPL Securities	7,734		8,217
FVOCI Securities	3,927		5,007
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	93		103
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	25,400		40,157
FVTPL Securities	3,617		3,589
FVOCI Securities	83		81
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	17,685		10,457
Derivative Liabilities
Derivative Liabilities	12,896		7,954
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	17,479		9,269
Derivative Liabilities
Derivative Liabilities	21,934		10,863
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	2,570		1,146
Derivative Liabilities
Derivative Liabilities	5,870		1,680
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	3,396		1,223
Derivative Liabilities
Derivative Liabilities	5,190		2,999
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	20		49
Derivative Liabilities
Derivative Liabilities	19		102
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	46,012		62,556
FVTPL Securities	2,234		2,456
FVOCI Securities	40,868		36,636
Securities sold but not yet purchased	22,899		22,393
Fair value liabilities	22,899		22,393
Derivative Assets
Derivative Assets	1,379		576
Derivative Liabilities
Derivative Liabilities	1,364		352
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,233		6,959
FVTPL Securities	552		410
FVOCI Securities	24,347		11,168
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,647		3,871
FVTPL Securities	51		364
FVOCI Securities	1,961		3,798
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,425		8,001
FVTPL Securities	10
FVOCI Securities	13,122		15,068
Valued using quoted market prices [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3		48
FVOCI Securities			1
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,274		888
FVOCI Securities	1,052		4,396
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1		14
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,030		2,620
FVTPL Securities	72		146
FVOCI Securities	386		2,205
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	25,399		40,155
FVTPL Securities	1,549		1,536
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	27		14
Derivative Liabilities
Derivative Liabilities	42		11
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	14		7
Derivative Liabilities
Derivative Liabilities	25		20
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	777		329
Derivative Liabilities
Derivative Liabilities	1,130		218
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	561		226
Derivative Liabilities
Derivative Liabilities	167		103
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	36,815		22,802
FVTPL Securities	9,276		9,264
FVOCI Securities	33,524		27,797
Business and Government Loans	2,256		442
Securities sold but not yet purchased	7,313		3,860
Structured note liabilities and other note liabilities	16,317		15,829
Annuity liabilities	1,151		1,043
Fair value liabilities	24,781		20,732
Derivative Assets
Derivative Assets	39,771		21,568
Derivative Liabilities
Derivative Liabilities	44,541		23,245
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,206		1,371
FVTPL Securities	123		107
FVOCI Securities	3,121		776
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,457		3,656
FVTPL Securities	1,351		915
FVOCI Securities	2,547		2,214
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,765		762
FVTPL Securities	36		48
FVOCI Securities	1,059		907
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	870		626
FVOCI Securities	5,181		4,159
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,473		697
FVTPL Securities	94		49
FVOCI Securities	5,331		2,939
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	17,343		10,494
FVTPL Securities	4		5
FVOCI Securities	12,744		14,000
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,607		5,091
FVTPL Securities	7,662		8,071
FVOCI Securities	3,541		2,802
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	93		103
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1		2
FVTPL Securities	6		69
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	17,658		10,443
Derivative Liabilities
Derivative Liabilities	12,854		7,943
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	17,465		9,262
Derivative Liabilities
Derivative Liabilities	21,909		10,843
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,793		817
Derivative Liabilities
Derivative Liabilities	4,740		1,462
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	2,835		997
Derivative Liabilities
Derivative Liabilities	5,023		2,896
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	20		49
Derivative Liabilities
Derivative Liabilities	15		101
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	535		545
FVTPL Securities	2,062		1,984
FVOCI Securities	84		82
Business and Government Loans	2,028		1,736
Derivative Liabilities
Derivative Liabilities	4		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	487		538
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	48		7
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	2,062		1,984
FVOCI Securities	83		81
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 4		$ 1